CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 559,397	$ 286,662
Restricted cash	226	4,561
Investments	36,013	36,495
Accounts receivable, net	617,604	737,805
Inventories:
Raw materials	398,798	416,043
Finished goods	574,429	547,277
Total inventories	973,227	963,320
Refundable income taxes	33,126	4,806
Other current assets	42,520	39,827
TOTAL CURRENT ASSETS	2,262,113	2,073,476
DEFERRED INCOME TAXES	3,750	3,462
RESTRICTED INVESTMENTS	19,898	19,310
RIGHT OF USE ASSETS	107,517	96,703
OTHER ASSETS	101,262	31,876
GOODWILL	337,320	315,038
INDEFINITE-LIVED INTANGIBLE ASSETS	7,339	7,369
OTHER INTANGIBLE ASSETS, NET	143,892	109,017
PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment	1,379,968	1,212,113
Less accumulated depreciation and amortization	(690,986)	(623,093)
PROPERTY, PLANT AND EQUIPMENT, NET	688,982	589,020
TOTAL ASSETS	3,672,073	3,245,271
CURRENT LIABILITIES:
Cash overdraft		17,030
Accounts payable	206,941	319,125
Accrued liabilities:
Compensation and benefits	296,120	289,196
Other	80,255	84,853
Current portion of lease liability	25,577	23,155
Current portion of long-term debt	2,942	42,683
TOTAL CURRENT LIABILITIES	611,835	776,042
LONG-TERM DEBT	275,154	277,567
LEASE LIABILITY	85,419	76,632
DEFERRED INCOME TAXES	51,265	60,964
OTHER LIABILITIES	44,697	37,497
TOTAL LIABILITIES	1,068,370	1,228,702
TEMPORARY EQUITY:
Redeemable noncontrolling interest	6,880	0
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 160,000,000; issued and outstanding, 61,618,193 and 61,901,851	61,618	61,902
Additional paid-in capital	294,029	243,995
Retained earnings	2,217,410	1,678,121
Accumulated other comprehensive loss	(9,075)	(5,405)
Total controlling interest shareholders' equity	2,563,982	1,978,613
Noncontrolling interest	32,841	37,956
TOTAL SHAREHOLDERS' EQUITY	2,596,823	2,016,569
TOTAL LIABILITIES, TEMPORARY EQUITY AND SHAREHOLDERS' EQUITY	$ 3,672,073	$ 3,245,271